Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Taxes [Abstract]
Tax loss carry-forward amount	$ 29	$ 29	$ 20
Rate differences in various jurisdictions, Percentage	16.50%	16.50%	16.50%	16.50%